Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes consists of the following:

	Year Ended September 30,
	2024	2023	2022
	(in thousands)
Current
Federal	$—	$—	$—
State	761	560	231

	$761	$560	$231

Deferred
Federal	(494)	(7,392)	(47,879)
State	252	(1,913)	(4,342)

	$(242)	$(9,305)	$(52,221)

Provision/(Benefit) for income taxes	$519	$(8,745)	$(51,990)

Schedule of Reconciliation between Effective Tax Rate Income from Continuing Operations and Statutory Rate
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Year Ended September 30,
	2024	2023	2022
	(in thousands)
Income tax (benefit) provision at federal statutory rate	$(19,004)	$(26,555)	$(49,280)
(Reduction) increase in income taxes resulting from:
State taxes, net of federal tax benefit	(1,321)	(2,062)	(3,953)
Nondeductible stock compensation expenses	173	313	251
Permanent items	232	225	206
Change in valuation allowances	20,141	18,201	(22)
162(m) limitation	67	285	11
Impact of changing rates on deferred tax assets	501	499	(247)
Expired tax attributes	(612)	200	964
Other	342	149	80

Income tax provision (benefit)	$519	$(8,745)	$(51,990)

Schedule of Components of Deferred Taxes
The components of the Company’s deferred taxes as of September 30, 2024 and 2023 are as follows:

	Year Ended September 30,
	2024	2023
	(in thousands)
Net operating loss carryforwards	$114,366	$125,306
Deferred credits	695	1,057
Other accrued expenses	1,562	1,234
Prepaids and other	252	556
Warrant liabilities	5,767	5,748
Other reserves and estimated losses	1,090	937
Operating lease liabilities	2,306	2,991
Deferred revenue	2,217	4,829
Interest expense carryforward	9,258	6,457

Gross deferred tax assets	$137,512	$149,115

Less: valuation allowance	(41,648)	(21,102)

Total net deferred tax assets	$95,864	$128,013

Operating lease right-of-use assets	(1,883)	(2,475)
Property and equipment	(102,253)	(131,805)
Unrealized loss/(gain) on equity investments	98	(2,148)

Total deferred tax liabilities	$(104,037)	$(136,427)

Net deferred tax liabilities	$(8,173)	$(8,414)

Schedule of Reconciliation of Total Amounts of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Year Ended September 30,
	2024	2023
	(in thousands)
Unrecognized tax benefits—October 1	$4,866	$4,866
Gross decreases—tax positions in prior period	—	—
Gross increases—tax positions in prior period	—	—

Unrecognized tax benefits—September 30	$4,866	$4,866